Note 03 - Income Taxes, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Income Taxes, Additiional information
Income tax rate	25.00%		25.00%
Social Contributon rate	9.00%		9.00%
Tax Expense statutory rate	34.00%		34.00%
Tax incentive within the region covered by the Northeast Development Agency (ADENE)	$ 95	$ 95
Percentage of reduction in income tax payable calculated on the profits of the exploration of incentive activities	75.00%